Transaction With Related Parties (Details) (USD $)	3 Months Ended		6 Months Ended			6 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended				0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 The Navios Holdings Credit Facility	Nov. 08, 2013 The Navios Holdings Credit Facility	Jun. 30, 2014 Management Fees	Jun. 30, 2014 Administrative services agreement with the manager	Jun. 30, 2013 Administrative services agreement with the manager	Jun. 30, 2014 Administrative services agreement with the manager	Jun. 30, 2013 Administrative services agreement with the manager	Jun. 30, 2014 Balance due to related parties	Dec. 31, 2013 Balance due to related parties	May 29, 2014 Daily Management Fee MR2	May 29, 2014 Daily Management Fee LR1	May 29, 2014 Daily Management Fee VLCC
Related Party Transaction [Line Items]
Debt Instrument Face Amount							$ 40,000,000
Debt Instrument Description Of Variable Rate Basis						LIBOR
Debt Instrument, Basis Spread on Variable Rate						3.00%
Debt Instrument, Maturity Date Range, End						Dec. 31, 2014
Line of Credit Facility, Maximum Borrowing Capacity						40,000,000
Daily management fee															6,000	7,000	9,500
Decrease in daily management fee																	5.00%
Drydock fixed cost								300,000
Loans Payables Basis Spread on Variable Rate								1.00%
Loans Payables Description Variable Rate Basis								LIBOR
Professional and Contract Services Expense	23,787,000	15,826,000	46,087,000	29,924,000
General and administrative expenses	3,726,000	1,123,000	7,312,000	2,207,000					1,803,000	754,000	3,498,000	1,414,000
Due To Related Parties Total													14,269,000	7,992,000
Due to related parties, short-term	7,100,000		7,100,000		2,848,000								7,100,000	2,848,000
Due to related parties, long-term	$ 7,169,000		$ 7,169,000		$ 5,144,000								$ 7,169,000	$ 5,144,000